Schedule of Reconciliation of Income Tax Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax benefit at the statutory rate	¥ (469,463)	¥ (163,721)	¥ (202,694)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	186,057	193,402	175,731
Permanent difference	(36,189)	(19,400)	(6,741)
Unrecognizable loss carryforwards			13,083
Non-deductible expenses	318,667	6,937	4,548
Rate difference		(16,310)	17,892
Inhabitant and business tax		(909)	(1,818)
Other	928	1	(1)
Income tax expense